As filed with the Securities and Exchange Commission on June 30, 2000


                                           1933 Act Registration No. 333-66181
                                           1940 Act Registration No. 811-09079

                            SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ X ]
                                                           ---

      Pre-Effective Amendment No. _____   [   ]
                                           ---

      Post-Effective Amendment No. _____  [ 3 ]
                                           ----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
                                                                 ---

      Amendment No. _____                       [ 4 ]
                                                 ---

                        (Check appropriate box or boxes)

                         MORGAN KEEGAN SELECT FUND, INC.
               (Exact name of registrant as specified in charter)
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (901) 524-4100

                              ALLEN B. MORGAN, JR.
                               Morgan Keegan Tower
                            Memphis, Tennessee 38103
                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate date of proposed public offering:   As soon as practicable after
the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately  upon filing  pursuant to paragraph (b)
[ ]  On __________  pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph  (a)(1)
[ ]  On __________  pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)
[ ]  On _________ pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         Morgan Keegan Select Fund, Inc.

                       Contents of Registration Statement

  This Registration Statement consists of the following papers and documents.

      Cover Sheet

      Contents of Registration Statement

      Part A      -     Prospectus  - Morgan Keegan Select Financial Fund

      Part B      -     Statement of Additional Information - Morgan Keegan
                        Select Financial Fund

      Part C      -     Other Information

      Signature Page

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

PROSPECTUS

[LOGO Morgan Keegan Select Fund, Inc.]

Morgan Keegan Select Financial Fund
A BANKING AND FINANCIAL SERVICES FUND FOR LONG-TERM INVESTORS.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                          MORGAN KEEGAN & COMPANY, INC.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38108
                                 (901) 524-4100
                                 (800) 366-7426

                           Dated: __________ __, 2000

                                TABLE OF CONTENTS
                                -----------------

                                                                    PAGE

Principal Objective....................................................1
Principal Investment Strategies........................................1
Principal Risks........................................................2
Fees and Expenses of the Fund..........................................3
Your Account...........................................................4
  Buying shares........................................................4
  Choosing a Share Class...............................................4
  Class Comparison.....................................................5
  Policies for Buying Shares...........................................7
  To Add to an Account.................................................7
  Buying Shares Through an Investment Broker...........................7
  Internet.............................................................8
  Selling Shares.......................................................8
  To Sell Some or All of Your Shares...................................9
Account Policies.......................................................9
Additional Policies...................................................10
Investor Services.....................................................11
Management and Investment Adviser.....................................12
Portfolio Manager.....................................................12
Distributor...........................................................12
Distributions.........................................................14
Tax Considerations....................................................14
More About Risk.......................................................15
  Other Securities and Risks..........................................15
Account Application...................................................16
For Additional Information............................................23

MORGAN KEEGAN SELECT FINANCIAL FUND

PRINCIPAL OBJECTIVE

The fund seeks long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund seeks to achieve its objective by investing its assets primarily in equity securities of large, mid- and small-cap traditional banks. The fund will also invest a portion of its assets in other equities, the majority of which will be related to the financial services industry. Financial services companies include, but are not limited to, businesses such as large, regional and community banks and thrift institutions, securities brokerage firms, investment management companies, commodity brokerage firms, investment banks, specialty finance credit and finance companies, insurance and insurance brokerage firms, government-sponsored agencies, financial conglomerates, leasing companies, financial publishing and news services, credit research and rating services, financial advertising, and financial equipment and technology companies.

The fund is managed by Morgan Asset Management, Inc. (the "Adviser") and sub-advised by T.S.J. Advisory Group, Inc. (the "Sub-adviser"). The Sub-adviser selects stocks for purchase that have a discount to perceived value and the potential for future growth. A low price to earnings multiple, low price to book value, low price to assets, and low price to liquidation value are all measures of value that the Sub-adviser uses. When assessing growth stock potential, the Sub-adviser considers, among other things, whether the issuer is in a fast-growing market, whether it has an innovative and growing product offering, and whether it has high growth demographics. The Sub-adviser identifies potential investments based on, among other things, an issuer's return on assets, return on equity, and the quality of its assets, the adequacy of its loan loss reserves and its operating efficiency.

PRINCIPAL RISKS

An investment in the fund is not guaranteed. As with any mutual fund, the value of the fund's shares will change and you could lose money by investing in the fund. In addition, the performance of the fund depends on the Sub-adviser's ability to implement the investment strategy of the fund.

A variety of factors may influence the fund's investment performance, such as:

      O MARKET RISK. Because the fund invests primarily in U.S. equity securities, it is subject to stock market risk. Stock prices typically fluctuate more than the values of other types of securities such as U.S. government securities, corporate bonds and preferred stock, typically in response to changes in the particular company's financial condition and factors affecting the market in general. For example, unfavorable or unanticipated poor earning performance of a company may result in a decline in its stock's price, and a broad-based market drop may also cause a stock's price to fall.

      O CONCENTRATION RISK. A fund concentrating most of its investments in a single industry will be more susceptible to factors adversely affecting issues within that industry than would a more diversified portfolio of securities. Banks and financial services companies, in which the fund concentrates its investments, are subject to extensive government regulation which can affect their business significantly. The profitability of banks also is dependent on the availability and cost of funds, and on their ability to profitably invest in a portfolio of loans, which can fluctuate significantly when interest rates change. Economic downturns, credit losses and severe price competition can negatively affect the financial services industry.

      Shares of the fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

      The fund is newly organized and has no operating history prior to the date of this Prospectus. As a result, the fund has no operating history or performance information to include in a bar chart or table reflecting average annual returns which will fluctuate.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (fees paid directly
from your investment)                  Class A     Class C     Class I
-------------------------------------------------------------------------

Maximum sales charge (Load) imposed    4.75%       1.50%       0.00%
on purchases
(as a percentage of offering price)
Maximum deferred sales charge (Load)   0.00%       1.00%       0.00%
(as a percentage of the lesser of the
offering price or net asset value)
Maximum sales charge (Load) Imposed    None        None        None
on reinvested dividends and other
distributions
Redemption Fee (as a percentage of     None        None        None
amount redeemed)
Exchange Fee                           None        None        None
Maximum Account Fee                    None        None        None


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted
from fund assets)(1)                 Class A     Class C      Class I


-------------------------------------------------------------------------

Management fee                         1.00%       1.00%       1.00%
Distribution (12b-1) fees              0.50%       1.00%       0.00%
Other Expenses                         0.40%       0.40%       0.40%
                                       ----------------------------------
Total annual fund operating expenses   1.90%       2.40%       1.40%


(1)Because the fund had no operations prior to _________, 2000, these expenses are estimated for its first year of operations.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the fund and then redeem all of your shares at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                Class A        Class C       Class I
                             -------------------------------------------

1 Year                             $              $             $
1 Year (if shares are not          $              $             $
redeemed)
3 Years (whether or not            $              $             $
shares are redeemed)

YOUR ACCOUNT

BUYING SHARES If you are buying shares through a Morgan Keegan & Company, Inc. ("Morgan Keegan") investment broker, he or she can assist you with all phases of your investment.

MINIMUM INITIAL INVESTMENT FOR CLASS A AND CLASS C SHARES:

o     $2,500
o     $1,000 for Individual Retirement Accounts

MINIMUM ADDITIONAL INVESTMENTS:

o     $100 for any account

If you are investing through a large retirement plan or other special program, follow the instructions in your program materials.

To buy shares without the help of a Morgan Keegan investment broker, please use the instructions on these pages.

CHOOSING A SHARE CLASS

Each fund offers three share classes. Each class has its own expense structure.

Your investment plans will determine which class is most suitable for you. For example, if you are investing a substantial amount OR if you plan to hold your shares for a long period, Class A shares may make the most sense for you. If you are investing for less than five years, you may want to consider Class C shares.

Class I shares are available only to a limited group of investors. If you are investing through a special program, such as a large employer-sponsored retirement plan or certain programs available through brokers, you may be eligible to purchase Class I shares.

Because all future investments in your account will be made in the share class you designate when opening the account, you should make your decision carefully. Your Morgan Keegan investment broker can help you choose the share class that makes the most sense for you.

CLASS COMPARISON

CLASS A -- FRONT LOAD

o Initial sales charge of 4.75% (as a percentage of offering price which includes the sales load); see schedule below.
o Lower sales charges for larger investments of $50,000 or more; no sales charge for purchases of $1 million or more.
o Low or no sales charge for certain wrap-fee programs and other sponsored arrangements.
o Lower annual expenses than Class C shares due to lower distribution (12b-1) fee of 0.50%.
o "Right of accumulation" allows you to determine the applicable sales load on a purchase by including the value of your existing Morgan Keegan Fund investments as part of your current investment.
o "Letter of intent" allows you to count all investments in this or other Morgan Keegan Funds over the next 13 months as if you were making them all at once, for purposes of calculating sales charges.

--------------------------------------------------------------------------------
                       Morgan Keegan Select Financial Fund
--------------------------------------------------------------------------------
                              Class A Sales Charge
--------------------------------------------------------------------------------
                                                              As a % of net
   Your investment            As a % of offering price      amount invested
--------------------------------------------------------------------------------
up to $49,999                       4.75%                               %
$50,000 to $99,999                  4.25%                               %
$100,000 to $249,999                3.75%                               %
$250,000 to $499,999                2.50%                               %
$500,000 to $999,999                1.00%                               %
$1 million and over                 0.00%                           0.00%
--------------------------------------------------------------------------------

CLASS C -- LEVEL LOAD

o Initial sales charge of 1.50% (as a percentage of offering price which includes the sales load); see schedule below.
o Deferred sales charge of 1% of the lesser of the purchase price of the shares or their net asset value at the time of redemption, payable by you if you sell shares within one year of purchase. In the event of a partial redemption, the deferred sales charge will be applied to the oldest shares held first.
o  Annual distribution (12b-1) fee of 1.00%.

CLASS I -- NO LOAD

o   No sales charges of any kind.
o No distribution (12b-1) fees; annual expenses are lower than other share classes.
o Available only to certain retirement accounts, advisory accounts of the investment manager and broker special programs, including broker programs with record-keeping and other services; these programs usually involve special conditions and separate fees (contact your Morgan Keegan investment broker for information).

POLICIES FOR BUYING SHARES

Once you have chosen a share class, complete the enclosed application. You can avoid future inconvenience by signing up now for any services you might later use.

TIMING OF REQUESTS. All requests received by the close of the New York Stock Exchange ("NYSE") (normally 4:00 p.m. eastern time) will be executed the same day, at that day's closing share price. Orders received after the closing of the NYSE will be executed the following day, at that day's closing share price. To purchase shares at the next computed net asset value an investor must submit an order to Morgan Keegan by completing the enclosed purchase application and sending it along with a check to Morgan Keegan at the address listed in the application or through a pre-authorized check or transfer plan offered by other financial institutions.

PURCHASES BY CHECK. Complete the enclosed purchase application. Forward your application, with all appropriate sections completed, along with a check for your initial investment payable to your Morgan Keegan investment broker or Morgan Keegan at 50 North Front Street, Memphis, TN 38103.

Call your Morgan Keegan investment broker or Morgan Keegan at 800-366-7426 or visit our Web site at www.morgankeegan.com.

TO ADD TO AN ACCOUNT

BY PHONE.  Contact Morgan Keegan at 800-366-7426.

BY CHECK. Fill out the investment stub from an account statement, or indicate the fund name and share class on your check. Make checks payable to "Morgan Keegan." Mail the check and stub to Morgan Keegan at 50 North Front Street, Memphis, TN 38103.

SYSTEMATIC INVESTMENT. Call Morgan Keegan to verify that systematic investment is in place on your account, or to request a form to add it. Investments are automatic once this is in place.

Call your Morgan Keegan investment broker or Morgan Keegan at 800-366-7426 or visit our Web site at www.morgankeegan.com.

BUYING SHARES THROUGH AN INVESTMENT BROKER

BY MAIL. Send a completed purchase application to Morgan Keegan at the address at the bottom of this page. Specify the fund, the share class, the account number and the dollar value or number, if any, of shares. Be sure to include any necessary signatures and any additional documents.

BY TELEPHONE. As long as the transaction does not require a written request, you or your investment broker can buy shares by calling Morgan Keegan at 800-366-7426. A confirmation will be mailed to you promptly. Purchase requests, where the investor making the request does not currently have an account with Morgan Keegan, must be made by written application and be accompanied by a check to Morgan Keegan.

BY EXCHANGE.  Read the  prospectus  for the fund into which you are  exchanging.
Call   Morgan   Keegan   at    800-366-7426   or   visit   our   Web   site   at
www.morgankeegan.com. All exchanges will be made by telephone.

BY SYSTEMATIC INVESTMENT.    See plan information on page 14.



MORGAN KEEGAN & CO., INC.
50 North Front Street, Memphis, TN 38103
Call toll-free:  1-800-366-7426
(8:30 a.m. - 4:30 p.m., business days, central time)

INTERNET

www.morgankeegan.com

SELLING SHARES

POLICIES FOR SELLING SHARES

CIRCUMSTANCES THAT REQUIRE WRITTEN REQUESTS. Please submit instructions in writing when any of the following apply:

o You are selling  more than  $100,000  worth of shares
o The name or address on the account has changed within the last 30 days
o You want the proceeds to go to a name or address not on the account registration
o You are transferring shares to an account with a different registration or share class
o You are selling shares held in a corporate or fiduciary account; for these accounts additional documents are required:

   CORPORATE ACCOUNTS: certified copy of a corporate resolution
   FIDUCIARY ACCOUNTS: copy of power of attorney or other governing document

To protect your account against fraud, all written requests must bear signature guarantees. You may obtain a signature guarantee at most banks and securities dealers. A notary public cannot provide a signature guarantee.

TIMING OF REQUESTS. All requests received by Morgan Keegan before the close of the NYSE (normally 4:00 p.m. eastern time) will be executed the same day, at that day's closing price. Requests received after the close of the NYSE will be executed the following day, at that day's closing share price.

SELLING RECENTLY PURCHASED SHARES. If you sell shares before the payment for those shares has been collected, you will not receive the proceeds until your initial payment has cleared. This may take up to 15 days after your purchase date. Any delay would occur only when it cannot be determined that payment has cleared.

TO SELL SOME OR ALL OF YOUR SHARES

THROUGH AN INVESTMENT BROKER

BY MAIL. Send a letter of instruction, an endorsed stock power or share certificates (if you hold certificate shares) to Morgan Keegan at the address at the bottom of this page. Specify the share class, the account number and the dollar value or number of shares. Be sure to include any necessary signatures and any additional documents.

BY TELEPHONE. As long as the transaction does not require a written request (see facing page), you or your financial professional can sell shares by calling Morgan Keegan at 800-366-7426. A check will be mailed to you on the following business day.

BY EXCHANGE.  Read the  prospectus  for the fund into which you are  exchanging.
Call   Morgan   Keegan   at    800-366-7426   or   visit   our   Web   site   at
www.morgankeegan.com. All exchanges may be made by telephone and mail.

BY SYSTEMATIC WITHDRAWAL.   See plan information on page 14.

MORGAN KEEGAN & CO., INC.
50 North Front Street
Memphis, TN 38103

Call toll-free:  1-800-366-7426
(8:30 a.m.  -  4:30 p.m., business days, central time)

INTERNET

www.morgankeegan.com

ACCOUNT POLICIES

BUSINESS HOURS. The fund is open the same days as the NYSE (generally Monday through Friday). Representatives of the fund are available normally from 8:30 a.m. to 4:30 p.m. central time on these days.

CALCULATING SHARE PRICE. The offering price of a share is its net asset value plus a sales charge, if applicable. The Fund calculates net asset value (NAV) every business day at the close of regular trading on the NYSE (usually 4:00 p.m. eastern time) by subtracting the liabilities attributable to shares from the total assets attributable to such shares and dividing the result by the number of shares outstanding. Investments in securities traded on national securities exchange are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. The fund normally obtains market values for its securities from independent pricing services that use computerized "matrix" systems that derive value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market. When the fund believes that a market quote does not reflect a security's true value, the fund may substitute for the market quote a fair value estimate made according to methods approved by the Board of Directors. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities could change on days when you can't buy or sell fund shares.

TELEPHONE REQUESTS. When you open an account you automatically receive telephone privileges, allowing you to place requests on your account by telephone. Your investment broker can also use these privileges to request exchanges on your account, and with your written permission, redemptions.

As long as Morgan Keegan takes certain measures to authenticate telephone requests on your account, you may be held responsible for unauthorized requests. Unauthorized telephone requests are rare, but if you want to protect yourself completely, you can decline the telephone privilege on your application. The fund may suspend or eliminate the telephone privilege at any time. The fund will provide 7 days' prior written notice before suspending or eliminating telephone privileges.

EXCHANGE PRIVILEGES. There is no fee to exchange Class A shares of the Fund for Class A shares of any other Morgan Keegan fund. Your new fund shares will be the same class as your current shares. Any contingent deferred sales charges will continue to be calculated from the date of your initial investment.

Frequent exchanges can interfere with fund management and drive up costs for all shareholders. Because of this, the fund currently limits each account, or group of accounts under common ownership or control, to six exchanges per calendar year. The fund may change or eliminate the exchange privilege at any time, may limit or cancel any shareholder's exchange privilege and may refuse to accept any exchange request. The fund will provide 60 days' prior written notice before materially amending, suspending or eliminating exchange privileges.

ACCOUNTS WITH LOW BALANCES. If the value of your account falls below $500, due to exchanges and redemption, Morgan Keegan may mail you a notice asking you to bring the account back up to $500 or close it out. If you do not take action within 60 days, Morgan Keegan may sell your shares and mail the proceeds to you at the address of record.

REINSTATING RECENTLY SOLD SHARES. For 120 days after you sell Class A shares, you have the right to "reinstate" your investment by putting some or all of the proceeds into Class A Shares of the fund, or any other Morgan Keegan fund, at net asset value, without payment of a sales charge.

ADDITIONAL POLICIES

Please note that the fund maintains additional policies and reserves certain rights, including:

Class A shares may be acquired without a sales charge if the purchase is made through a Morgan Keegan investment broker who formerly was employed as a broker with another firm registered as a broker-dealer with the Securities and Exchange Commission, if the following conditions are met: (1) the purchaser was a client of the investment executive at the other firm for which the investment executive previously served as a broker; (2) within 90 days of the purchase of the fund's shares, the purchaser redeemed shares of one or more mutual funds for which that other firm or its affiliates served as principal underwriter, provided that either the purchaser had paid a sales charge in connection with investment in such funds or a contingent deferred sales charge upon redeeming shares in such funds; and (3) the aggregate amount of the fund's shares purchased pursuant to this sales charge waiver does not exceed the amount of the purchaser's redemption proceeds from the shares of the mutual fund(s) for which the other firm or its affiliates served as principal underwriter. In addition, Class A shares may be acquired without a sales charge if a purchase is made with the proceeds of a redemption of other mutual fund shares, provided that the purchaser paid a sales charge in connection with purchasing or redeeming these shares and further provided that the purchase of the Class A shares of the fund is made within 30 days of a redemption.

The fund may vary its initial or additional investment levels in the case of exchanges, reinvestments, periodic investment plans, retirement and employee benefit plans, sponsored arrangements and other similar programs.

At any time, the fund may change or discontinue any sales charge waivers and any of its order acceptance practices, and may suspend the sale of its shares.

To permit investors to obtain the current price, dealers are responsible for transmitting all orders to Morgan Keegan promptly.

Dealers may impose a transaction fee on the purchase or sale of shares by shareholders.

INVESTOR SERVICES

SYSTEMATIC INVESTMENT PROGRAM (SIP). Use SIP to set up regular automatic investments in the fund from your bank account. You determine the frequency and the amount of your investments, and you can skip an investment with three days' notice. Not available with Class I shares.

SYSTEMATIC WITHDRAWAL PLAN. This plan is designated for retirees and other investors who want regular withdrawals from a fund account. Certain terms and minimums apply.

DIVIDEND ALLOCATION PLAN. This plan automatically invests your distributions from the fund into another fund of your choice, without any fees or sales charges.

AUTOMATIC BANK CONNECTION. This plan lets you route any distributions or Systematic Withdrawal Plan payments directly to your bank account.

AUTOMATED INVESTMENTS OR WITHDRAWALS. Set up regular investments or withdrawals to suit your needs and let Morgan Keegan do the work for you.

MOVE MONEY BY PHONE. Designate this on your application and you can move money between your bank account and your Morgan Keegan account with a phone call.

DIVIDEND REINVESTMENT. Have your dividends automatically reinvested at no sales charge.

EXCHANGES. It's easy to move money from the fund to any other Morgan Keegan fund, with no exchange fees. (Exchange privilege may be changed or discontinued at any time.) Call 800-366-7426 or visit our Web site at www.morgankeegan.com.

OPENING a regular investment or a tax-deferred retirement account at Morgan Keegan is easy. Your investment broker can help you determine if this fund is right for you. He or she is trained to understand investments and can help speed the application process.

TAKE ADVANTAGE of everything your investment broker and Morgan Keegan have to offer. The services described on this page can make investing easy for you. And your investment broker can be a valuable source of guidance and additional services, for planning your investments and for keeping them on track with your goals.

Morgan Keegan also offers a full range of prototype retirement plans for individuals, sole proprietors, partnerships, corporations and employees. Call
800-366-7426 for information on retirement plans or any of the services described above.

MANAGEMENT AND INVESTMENT ADVISER

Morgan Asset Management, Inc., 50 North Front Street, Memphis, TN 38103, manages the fund. It is a subsidiary of Morgan Keegan & Co., Inc. Pursuant to an advisory agreement (the "Advisory Agreement"), the Adviser is responsible for the overall investment management of the fund. Morgan Keegan Select Financial Fund pays the Adviser an advisory fee equal to an annual rate of 1.00% of its average daily net assets. Founded in 1986, the Adviser is a wholly owned subsidiary of Morgan Keegan, Inc. The Adviser has, as of March 31, 2000, more than $[1 billion] in total assets under management.

T. S. J. Advisory Group, Inc., 3650 Mansell Road, Suite 200, Alpharetta, GA 30022, sub-advises the fund. Founded in 2000, the Sub-adviser and T. Stephen Johnson & Associates, Inc. ("TSJ&A"), a bank consulting firm and investment manager in the Southeast established in 1986, are both controlled by T. Stephen Johnson. The Sub-adviser is responsible for the day-to-day management of the fund and makes investment decisions and places orders to buy, sell or hold a particular security. The Adviser pays the Sub-adviser an advisory fee equal to an annual rate of 0.75% of the fund's average daily net assets. The Sub-adviser is newly organized and has no prior experience managing assets of a registered investment company. The Sub-adviser has, as of March 31, 2000, more than $[________] in total assets under management.

PORTFOLIO MANAGER

W. James Stokes has been the Managing Director of the Sub-Advisor since its inception. He joined TSJ&A in 1987 as a Vice President in charge of financial analysis. His bank consulting practice has focused on mergers and acquisitions, stock valuations, fairness opinions and regulatory issues. He also served as Managing Director of the Southeast Bank Fund Inc. (an investment company) from 1995 through 1998. Mr. Stokes began his banking career as a Bank Examiner with the Federal Reserve Bank of Atlanta. He received a BBA in Finance from Emory University in Atlanta in 1980.

DISTRIBUTOR

Morgan Keegan & Company, Inc., one of the nation's largest independent regional financial services firms, acts as the distributor of the fund's shares. It also is a wholly owned subsidiary of Morgan Keegan, Inc. The fund has adopted a plan under Rule 12b-1 that allows the fund to pay distribution fees for the sale and distribution of the Class A and C shares and for shareholder servicing; and because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DISTRIBUTIONS

INCOME AND CAPITAL GAIN DISTRIBUTIONS. The fund distributes its net investment income and net capital gain to shareholders. Using projections of its future income, the fund declares dividends annually. Net capital gains, if any, are distributed annually.

You may have your distributions reinvested in shares of the fund or credited to your brokerage account or mailed out by check. If you do not give Morgan Keegan other instructions, your distributions will automatically be reinvested in shares of the fund.

TAX CONSIDERATIONS

TAX EFFECTS OF DISTRIBUTIONS AND TRANSACTIONS. Every year, the fund will send you information detailing the amount of dividends and net capital gain distributed to you for the previous year. In general, any dividends and net short-term capital gain distributions you receive from the fund are taxable as ordinary income. Distributions of other capital gains are generally taxable as long-term capital gains. This is true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash.

The sale of shares in your account may produce a gain or loss and is a taxable event. For tax purposes, an exchange is the same as a sale.

Unless your investment is in a tax-deferred account, you may want to avoid:

o Investing a large amount in the fund close to a capital gains distribution payment date (if a fund makes a capital gain distribution, you will receive some of your investment back as a taxable distribution), or
o Selling shares of the fund at a loss for tax purposes and reinvesting in shares of the fund 30 days before or after that sale (such a transaction is usually considered a "wash sale," and you will not be allowed to deduct all or part of the tax loss).

Your investment in the fund could have additional tax consequences. Please consult your tax professional for assistance.

BACKUP WITHHOLDING. By law, the fund must withhold 31% of your distributions and redemption proceeds if you have not provided complete, correct taxpayer information and 31% of your distributions if you are otherwise subject to backup withholding.

MORE ABOUT RISK

OTHER SECURITIES AND RISKS

The fund's portfolio securities and investment practices offers certain opportunities and carries various risks. Major investments and risk factors are outlined in the fund's description. Below are brief descriptions of other securities and practices, along with their associated risks.

TEMPORARY INVESTMENTS. For liquidity and flexibility, the fund may invest in investment-grade, short-term securities. In unusual market conditions, the fund may invest more assets in these securities temporarily as a defensive tactic. To the extent the fund uses this strategy, it may not achieve its investment objective.

                         MORGAN KEEGAN SELECT FUND, INC.

                       MORGAN KEEGAN SELECT FINANCIAL FUND
                       -----------------------------------

Account Application

Do not use this Application for IRA or Keogh Plans.

For special forms or if you need assistance completing this Application, Please call your Morgan Keegan broker or Morgan Keegan at 1-800-366-7426.

Please print all items except signatures. Please use blue or black ink only.

1.    SHARE CHOICE

      ___ Class A
      ___ Class C
      ___ Class I

If you choose to invest in more than one Class of Shares initially, please also indicate the total purchase amount and how you wish to have your initial investment split among Classes.

$ __________________ to Class A shares.


$____________________ to Class C shares.

2.    ACCOUNT REGISTRATION (PLEASE CHOOSE ONE)

/  /          Individual or Joint Account*


--------------------------------------------------------------------------------
Owner's name (first, middle initial, last) and

--------------------------------------------------------------------------------
Joint owner's name (first, middle initial, last)

*Joint tenancy with right of survivorship presumed, unless otherwise indicated.

OR
/  /
            UNIFORM GIFTS/TRANSFERS TO MINORS (UGMA/UTMA)

________________________________________________________________as custodian for
Custodian's name (first, middle initial, last - one custodian only)

--------------------------------------------------------------------------------
Minor's name (first, middle initial, last - one minor only)

Under the _________________________________Uniform Gifts/Transfers to Minors Act
                  State

-----/------/------
Minor's date of birth

OR
/  /
            TRUST

________________________________________________________________As trustee(s) of
Trustee(s) name

______________________________________________________________for the benefit of
                  Name of trust agreement


--------------------------------------------------------------------------------
Beneficiary's name (if applicable)                       Date of trust agreement

For Trust Accounts, a Multi-Purpose Certification form may be required to authorize redemptions and add privileges. Please call your Morgan Keegan broker or Morgan Keegan Fund Services at 1-800-366-7426 to determine if a Multi-Purpose Certification Form is required.

OR

/  /         CORPORATION, PARTNERSHIP, ESTATE OR OTHER ENTITY

--------------------------------------------------------------------------------
Name of Corporation, Partnership, Estate or Other Entity

--------------------------------------------------------------------------------
Type of Entity

For Corporation, Partnership, Estate or other Entities, a Multi-Purpose Certification Form is required to authorize redemptions and add privileges. If you have any questions please call your Morgan Keegan broker or Morgan Keegan Fund Services at 1-800-366-7426.

3.    ADDRESS

--------------------------------------------------------------------------------
Street or P.O. Box                              Apt. No.


--------------------------------------------------------------------------------
City                    State                   Zip Code
(      )                                  (      )
--------------------------------------------------------------------------------
Daytime phone number                      Evening phone number

If you are not a citizen or resident alien of the U.S., please specify country of permanent residence.


--------------------------------------------------------------------------------
Country of permanent residence

4.    SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER

[-----] [-----] [-----] [-----] [-----] [-----] [-----] [-----] [-----]

o     INDIVIDUAL ACCOUNTS Specify the Social Security number of the owner.
o *JOINT ACCOUNTS Specify the Social Security number of the first named owner.
o UNIFORM GIFTS/TRANSFERS TO MINORS ACCOUNTS Specify the minor's Social Security number.
o CORPORATIONS, PARTNERSHIPS, ESTATES, OTHER ENTITIES OR TRUST ACCOUNTS Specify the Taxpayer Identification Number of the legal entity or organization that will report income and/or gains resulting from your investments in the fund.

*In ADDITION to the above, Joint accounts must ALSO specify the Social Security number of the second named owner here.

[-----] [-----] [-----] [-----] [-----] [-----] [-----] [-----] [-----]

5.    INVESTMENT METHOD (MINIMUM INVESTMENT: $1,000)

/  /  CHECK

Enclosed is a check payable to Morgan Keegan. (Neither initial nor subsequent investments should be made by third party check.)

For $ __________________________________________________________________________
            Amount


6.    DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTIONS

CHECK ONE ONLY. IF YOU DO NOT CHECK ONE OF THE FOLLOWING OPTIONS, ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS WILL BE REINVESTED.

___ Reinvest all dividends and capital gain distributions.

___ Pay all dividends and capital gain distributions by check.

___ Pay all dividends by check and reinvest all capital gain distributions.

7.    SYSTEMATIC INVESTMENT PLAN (SIP)
PERMITS  YOU  TO  PURCHASE   SHARES   AUTOMATICALLY   ON  A  REGULAR   BASIS  BY
ELECTRONICALLY TRANSFERRING A SPECIFIED DOLLAR AMOUNT FROM YOUR BANK ACCOUNT TO YOUR MORGAN KEEGAN FUNDS' MUTUAL FUND ACCOUNT.

___   Yes, I (we) want the Morgan Keegan Funds Systematic Investment Plan (SIP)

You must attach a voided check to this Application. Money will be transferred only from the bank account indicated on the voided check.

Check the day of the month most convenient for you to have your bank account debited. You can invest once or twice a month ($250 minimum investment(s)).

___  1st          ___  15th         ___  both dates

Amount you would like to invest each time: $______________

8.   TELEPHONE PRIVILEGES

TELEPHONE REDEMPTION permits redemption proceeds paid by check, payable to your account's registration and mailed to your account's address.

TELEPHONE EXCHANGE permits exchanges by telephone among Morgan Keegan Funds with the same registration.

Please check one: I (we) do ___, do not ____ want the TELEPHONE REDEMPTION privilege.
Please  check  one:  I (we) do ___,  do not ____ want the  TELEPHONE    EXCHANGE
privilege.

9. OPTIONAL INFORMATION (we are required by the National Association of Securities Dealers, Inc. to request this information).


--------------------------------------------------------------------------------
Owner's occupation                                         Owner's date of birth


--------------------------------------------------------------------------------
Owner's employer's name

--------------------------------------------------------------------------------
Owner's employer's address

--------------------------------------------------------------------------------
Joint owner's occupation                             Joint owner's date of birth

--------------------------------------------------------------------------------
Joint owner's employer's name


--------------------------------------------------------------------------------
Joint owner's employer's address

10.   SIGNATURE  By signing below, you certify and agree that:

You have received a current Fund Prospectus and agree to its terms. It is your responsibility to read the Prospectus of any Fund into which you may exchange. You have full authority and are of legal age to buy and redeem shares (custodians certify they are duly authorized to act on behalf of the investors).

The Fund's Transfer Agent, Morgan Keegan, Morgan Keegan Select Fund, Inc., Morgan Keegan Southern Capital Fund, Inc., Morgan Asset Management, Inc., any affiliate and/or any of their directors, trustees, employees and agents will not be liable for any claims, losses or expenses (including legal fees) for acting on any instructions or inquiries reasonably believed to be genuine.

You understand that mutual fund shares are not deposits or obligations of, or guaranteed by, any bank, the U.S. Government or its Agencies, and are not federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board or any other Agency. The net asset value of funds of this type will fluctuate from time to time.

Taxpayer Identification Number Certification

The IRS requires all taxpayers to write their Social Security number or other Taxpayer Identification Number in Section 4 of this Application and sign this Certification. Failure by a non-exempt taxpayer to give us the correct Social Security number or Taxpayer Identification Number will result in the withholding of 31% of all taxable dividends and other distributions paid to your account and proceeds from redemptions of your shares (referred to as "backup withholding").

Understanding penalties of perjury, you certify that:

(1) The Social Security Number or other Taxpayer Identification Number on this Application is correct: and (2) you are not subject to backup withholding because (a) you are exempt from backup withholding; (b) you have not been notified by the Internal Revenue Service that you are subject to backup withholding; or (c) the IRS has notified you that you are no longer subject to backup withholding.

Cross out item 2 above if it does not apply to you.

THE INTERNAL  REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS  DOCUMENT   OTHER  THAN  THE   CERTIFICATIONS   REQUIRED  TO  AVOID  BACKUP
WITHHOLDING.

PLEASE SIGN HERE:

X_______________________________________________________________________________
OWNER OR CUSTODIAN


X_______________________________________________________________________________
JOINT OWNER (IF ANY), CORPORATE OFFICER, PARTNER, TRUSTEE, ETC.

Date____________________      Title_______________________________

Mailing Instructions

Please mail the application to:

Your Morgan Keegan broker.

Or

Morgan Keegan Select Fund, Inc.
50 North Front Street
Memphis, TN 38103

THIS APPLICATION MUST BE FILED WITH THE TRANSFER AGENT BEFORE ANY REDEMPTION REQUEST CAN BE HONORED.

YOU WILL RECEIVE A CONFIRMATION SHOWING YOUR FUND ACCOUNT NUMBER, DOLLAR AMOUNT RECEIVED, SHARES PURCHASED AND PRICE PAID PER SHARE.

Please do not complete

Account Number _____________________________          Rep Number________________

FOR ADDITIONAL INFORMATION

A Statement of Additional Information ("SAI"), dated ______________, 2000, containing further information about the fund has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated by reference in this prospectus.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance.

Free copies of the annual and semi-annual reports and SAI may be obtained:

        o  from your Morgan Keegan investment broker;

        o  by calling Morgan Keegan at 800-366-7426;

        o  by writing to Morgan Keegan at the address noted below; or

        o  by accessing the Web site maintained by the SEC (http://www.sec.gov).



Information about the fund (including the SAI) also can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 800-SEC-0330 for further information), or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009. All shareholder inquiries can be made by contacting Morgan Keegan at the address listed below:

                          Morgan Keegan & Company, Inc.
                              50 North Front Street
                                Memphis, TN 38103
                                 1-800-366-7426

Investment Company Act File No. 811-09079.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                         MORGAN KEEGAN SELECT FUND, INC.

                       Morgan Keegan Select Financial Fund

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                                 (800) 366-7426

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the fund's Prospectus, dated ____________, 2000, which has been filed with the Securities and Exchange Commission ("SEC"). A copy of the current Prospectus is available without charge from Morgan Keegan & Company, Inc. ("Morgan Keegan"), the distributor of the fund, by writing to the above address or by calling the toll-free number listed above.

                     --------------------------------------



                            __________________, 2000

                                TABLE OF CONTENTS

GENERAL INFORMATION..........................................................1
INVESTMENT LIMITATIONS AND POLICIES..........................................1
ADDITIONAL TAX INFORMATION..................................................11
  General...................................................................11
  Dividends and Other Distributions.........................................12
  Redemptions...............................................................12
  Hedging Strategies........................................................13
ADDITIONAL INFORMATION ON REDEMPTIONS.......................................14
VALUATION OF SHARES.........................................................14
PURCHASE OF SHARES..........................................................15
  Class A Shares............................................................15
  Class C Shares............................................................15
  Class I Shares............................................................16
PERFORMANCE INFORMATION.....................................................16
  Total Return Calculations.................................................16
  Other Information.........................................................17
TAX-DEFERRED RETIREMENT PLANS...............................................17
  Individual Retirement Accounts - IRAs.....................................18
  Self-Employed Individual Retirement Plans - Keogh Plans...................18
  Simplified Employee Pension Plans - SEPPS and Savings Incentive Match Plans
  for Employees - SIMPLES...................................................18
DIRECTORS AND OFFICERS......................................................18
TABLE OF COMPENSATION.......................................................20
INVESTMENT ADVISER..........................................................20
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................22
DISTRIBUTOR.................................................................23
OTHER INFORMATION...........................................................25
CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND PORTFOLIO ACCOUNTING
SERVICE AGENT ..............................................................26
LEGAL COUNSEL...............................................................26
CERTIFIED PUBLIC ACCOUNTANTS................................................26
FINANCIAL STATEMENTS........................................................26


Dated:  ____________, 2000

                               GENERAL INFORMATION

      The Morgan Keegan Select Fund, Inc., is an open-end management investment company (the "Company") organized as a Maryland corporation on October 27, 1998. The Morgan Keegan Select Financial Fund ("Financial Fund") is a diversified series of the Company. The fund offers three classes of shares: Class A shares, Class C shares and Class I shares.

      The fund seeks long-term capital appreciation by investing at least 65% of its assets in equity securities of large, mid- and small-cap banks and financial services companies. The fund will also invest up to 35% of its assets in other equities, the majority of which will be related to the financial service industry.

                             INVESTMENT LIMITATIONS

      The following limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined at the time of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.

      The fund's fundamental investment limitations cannot be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund. However, except for the fundamental investment limitations listed below, the investment policies and limitations described in this SAI are not fundamental and may be changed without shareholder approval.

      INVESTMENT LIMITATIONS OF THE FUND

      THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:

      (1)   issue senior securities, except as permitted under the 1940 Act;

      (2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;

      (3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 ("1933 Act") in the disposition of restricted securities;

      (4) The fund will concentrate (as such term may be defined or interpreted by the 1940 Act laws, interpretations and exemptions) its investments in the securities of large, mid- and small-cap banks and financial service companies;

       (5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

      (6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

      (7) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

      With respect to limitation (4), regarding industry concentration, financial services companies include those that provide, and derive at least 40% of their revenues from, financial services (such as large, regional and community banks, thrift institutions, securities brokerage firms, investment management companies, commodity brokerage, investment banking, specialty finance credit and finance companies, insurance and insurance brokerage firms, government-sponsored agencies, financial conglomerates, leasing companies, financial publishing and news services, credit research and rating services, financial advertising, and financial equipment and technology companies.)

      THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL, AND MAY BE CHANGED BY THE BOARD OF DIRECTORS WITHOUT SHAREHOLDER APPROVAL. THE FUND:

      (1) may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short;

      (2) may not purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin;

      (3) may not purchase securities when borrowings exceed 5% of its total assets;

      (4) may borrow money only (a) from a bank, or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)); and

      (5) may not purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      With respect to limitation (5), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

      The following pages contain more detailed information about types of instruments in which the fund may invest, strategies the Adviser and Sub-Adviser may employ in pursuit of the fund's investment objective, and a summary of related risks. The Adviser or Sub-Adviser may not buy all of these instruments or use all of these techniques unless it believes that doing so will help the fund achieve its goals.

      FINANCIAL SERVICES COMPANIES include, but are not limited to businesses such as large, regional and community banks, thrift institutions, securities brokerage firms, investment management companies, commodity brokerage, investment banking, specialty finance credit and finance companies, insurance and insurance brokerage firms, government-sponsored agencies, financial conglomerates, leasing companies, financial publishing and news services, credit research and rating services, financial advertising, and financial equipment and technology companies.

      Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.

      Finance companies can be highly dependent upon access to capital markets and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a finance company's financial condition or prospects, could adversely affects its business.

      Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition. The performance of the fund's investments in insurance companies will be subject to risk from several additional factors. The earnings of insurance companies will be affected by, in addition to general economic conditions, pricing (including severe pricing competition from time to time), claims activity, and marketing competition. Particular insurance lines will also be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Potential anti-trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.

      Companies engaged in stock brokerage, commodity brokerage, investment banking, investment management, or related investment advisory services are closely tied economically to the securities and commodities markets and can suffer during a decline in either. These companies also are subject to the regulatory environment and changes in regulations, pricing pressure and the availability of funds to borrowing and interest rate levels.

      CLOSED-END INVESTMENT COMPANIES are investment companies that issue a fixed number of shares, which trade on a stock exchange or over-the-counter. Closed-end investment companies are professionally managed and may invest in any type of security. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.

      CONVERTIBLE SECURITIES are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than compatible nonconvertible securities. Because of this higher yield, convertible securities generally sell at prices above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

      U.S. GOVERNMENT SECURITIES. The fund may invest in U.S. Government securities, including a variety of securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby. These securities include securities issued and guaranteed by the full faith and credit of the U.S. Government, such as Treasury bills, Treasury notes, and Treasury bonds; obligations supported by the right of the issuer to borrow from the U.S. Treasury, such as those of the Federal Home Loan Banks; and obligations supported only by the credit of the issuer, such as those of the Federal Intermediate Credit Banks. Stripped Government securities are created by separating the income and principal components of a U.S. Government security and selling them separately. STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding U.S. Treasury security by a Federal Reserve Bank.

      Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

      INDEXED SECURITIES are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

      The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

      FOREIGN SECURITIES. While the fund does not intend to invest in foreign securities, the fund may hold foreign securities under certain circumstances, such as if the fund holds securities of an issuer that is acquired by a foreign company. Foreign investments involve risks relating to local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments, and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Securities of foreign issuers may not be registered with the Securities and Exchange Commission and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the fund than is available concerning U.S. companies. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. issuers.

      FUTURES AND OPTIONS. The following paragraphs pertain to futures and options: Asset Coverage for Futures and Options Positions, Purchasing Put and Call Options, Writing Put and Call Options, OTC Options, Futures Contracts and Futures Margin Payments.

      ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds and, if the guidelines so require, will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

      PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, the purchaser obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the purchaser pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The purchaser may terminate its position in a put option by allowing it to expire or by exercising the option. If the option is allowed to expire, the purchaser will lose the entire premium. If the option is exercised, the purchaser completes the sale of the underlying instrument at the strike price. A purchaser may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

      The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium, plus related transaction costs).

      The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

      WRITING PUT AND CALL OPTIONS. The writer of a put or call option takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the writer assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, the writer must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts.

      If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

      Writing a call option obligates the writer to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

      Combined Positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, purchasing a put option and writing a call option on the same underlying instrument would construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

      OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

      FUTURES CONTRACTS. In purchasing a futures contract, the buyer agrees to purchase a specified underlying instrument at a specified future date. In selling a futures contract, the seller agrees to sell a specified underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the buyer and seller enter into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

      The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

      FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant ("FCM"), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.

      The fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. The fund intends to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the fund can commit assets to initial margin deposits and option premiums.

      In addition, the fund will not (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions;
(b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.

      The limitations below on the fund's investments in futures contracts and options, and the fund's policies regarding futures contracts and options discussed elsewhere in this SAI, may be changed as regulatory agencies permit.

      Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the fund's current or anticipated investments exactly. The fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which the fund typically invests, which involves a risk that the options or futures position will not track the performance of the fund's other investments.

      Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

       There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. The lack of liquidity in the secondary market for a contract due to price fluctuation limits could prevent prompt liquidation of unfavorable positions, and potentially could require the fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the fund's access to other assets held to cover its options or futures positions could also be impaired.

      TRUST  PREFERRED  SECURITIES  The  fund  may  invest  in  trust  preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the fund.

      ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Adviser determines the liquidity of the fund's investments and, through reports from the Adviser, the Board of Directors monitors investments in illiquid instruments. In determining the liquidity of the fund's investments, the Adviser may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).

      Investments currently considered by the Adviser to be illiquid include repurchase agreements not entitling the holder to repayment of principal and payment of interest within seven days, non-government stripped fixed-rate mortgage-backed securities, and over-the-counter options. Also, the Adviser may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options the funds write, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the funds may have to close out the option before expiration. In the absence of market quotations, illiquid investments are priced at fair value as determined in good faith by a committee appointed by the Board of Directors.

      Restricted Securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. The Adviser has the ability to deem restricted securities as liquid. Where registration is required, the fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

      In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are either themselves exempt from registration or sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the fund, however, could affect adversely the marketability of such portfolio securities and the fund might be unable to dispose of such securities promptly or at reasonable prices.

      DELAYED-DELIVERY TRANSACTIONS. Securities may be bought and sold on a delayed-delivery or when-issued basis. These transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. The fund may receive fees or price concessions for entering into delayed-delivery transactions.

      When purchasing securities on a delayed-delivery basis, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with the fund's investments. When delayed-delivery purchases are outstanding, the fund will set aside appropriate liquid assets in a segregated custodial account to cover the purchase obligations. When the fund has sold a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or suffer a loss.

      The fund may re-negotiate a delayed delivery transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund.

      SECURITIES LENDING. The fund may lend securities to parties such as broker-dealers or institutional investors. Securities lending allows the fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser or Sub-Adviser to be of good standing. Furthermore, they will only be made if, in the Adviser's or Sub-Advisor's judgment, the consideration to be earned from such loans would justify the risk.

      The Adviser understands that it is the current view of the SEC Staff that the fund may engage in loan transactions only under the following conditions:
(1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Directors must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

      Cash received through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

      TOTAL RETURN is composed of the income received on the securities held by the fund and either capital appreciation or depreciation of those securities.

      The fund may not issue senior securities, except as permitted under the 1940 Act. This policy shall not prohibit deposits of assets to margin or guarantee positions in futures, options, and forward contracts, or the segregation of assets in connection with such contracts.

      The fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.

                           ADDITIONAL TAX INFORMATION

      The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes that may be applicable to them.

GENERAL

      The fund (which is treated as a separate corporation for federal tax purposes) intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To qualify for that treatment, the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain plus, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For the fund, these requirements include the following: (1) at least 90% of the fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of the quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      The fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

DIVIDENDS AND OTHER DISTRIBUTIONS

      A portion of the dividends from the fund's investment company taxable income (whether paid in cash or reinvested in additional fund shares) is eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by the fund from domestic corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. Distributions by the fund of net capital gain do not qualify for the dividends-received deduction.

      Dividends or other distributions declared by the fund in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the fund and received by the shareholders on December 31 if they are paid by the fund during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

      A dividend or capital gain distribution paid shortly after shares have been purchased, although, in effect, a return of investment, is subject to federal taxation. Accordingly, an investor should not purchase fund shares immediately prior to a dividend or capital gain distribution record date solely for the purpose of receiving the dividend or distribution.

REDEMPTIONS

      A redemption of the fund's shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any sales load paid on Class A shares). An exchange of shares of the fund for shares of another Morgan Keegan Fund generally will have similar tax consequences. Special rules apply when a shareholder disposes of Class A shares of the fund through a redemption or exchange within 60 days after purchase thereof and subsequently reacquires Class A shares of the fund or acquires Class A shares of another fund in the Morgan Keegan family of funds without paying a sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or any loss decreased, by the amount of the sales charge paid when the shareholder acquired those shares, and that amount will increase the basis of the shares subsequently acquired. In addition, if a shareholder purchases shares of the fund (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming at a loss other shares of the fund (regardless of class), all or part of that loss will not be deductible and instead will increase the basis of the newly purchased shares.

      If shares of the fund are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

HEDGING STRATEGIES

      The use of hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward contracts derived by the fund with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

      Certain futures and foreign currency contracts in which the fund may invest will be "section 1256 contracts." Section 1256 contracts held by the fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which it has made an election not to have the following rules apply, must be "marked-to-market" (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the fund, without in either case increasing the cash available to the fund.

      Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the fund may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the fund makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the fund of straddle transactions are not entirely clear.

      If the fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by the fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (I.E., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

                      ADDITIONAL INFORMATION ON REDEMPTIONS

      Suspension of the right of redemption, or postponement of the date of payment, may be made (1) for any periods when the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings); (2) when trading is restricted in markets normally utilized by the fund or when an emergency, as defined by the rules and regulations of the SEC exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable; or (3) for such other periods as the SEC by order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

      The fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund's per share net asset value. However, the fund has committed itself to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of (1) $250,000, or (2) 1% of the net asset value of the fund at the beginning of such period. If payment is made in securities, a shareholder will incur brokerage or transactional expenses in converting those securities into cash, will be subject to fluctuation in the market price of those securities until they are sold, and may realize taxable gain or loss (depending on the value of the securities received and the shareholder's adjusted basis of the redeemed shares).

                               VALUATION OF SHARES

      Net asset value of the fund's shares will be determined daily as of the close of the NYSE, on every day that the NYSE is open for business, by dividing the value of the total assets of the fund, less liabilities, by the total number of shares outstanding at such time. Pricing will not be done on days when the

NYSE is closed. Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Martin Luther King's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving and Christmas. Securities owned by the fund for which market quotations are readily available will be valued at current market value, or, in their absence, at fair value as determined under procedures adopted by the fund's Board of Directors. Securities traded on an exchange or NASD National Market System securities (including debt securities) will normally be valued at their last sale price. Other over-the-counter securities (including debt securities), and securities traded on exchanges for which there is no sale on a particular day (including debt securities), will be valued by a method which the fund's Board of Directors believes accurately reflects fair value.

      In the absence of readily available market quotations, securities are valued based upon appraisals received from an independent pricing service using an electronic data processing and/or computerized matrix system using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market.

      Futures contracts and options are valued on the basis of market quotations, if available. Premiums received on the sale of call options are included in the fund's net asset value, and the current market value of options sold by the funds will be subtracted from net assets. Securities of other open-end investment companies are valued at their respective net asset values.

                               PURCHASE OF SHARES

CLASS A SHARES

      Class A shares are offered on a continuous basis at a price equal to their net asset value plus the applicable "initial sales charge" described in the Prospectus. Proceeds from the initial sales charge are paid to Morgan Keegan and are used by Morgan Keegan to defray expenses related to providing distribution-related services to the fund in connection with sales of Class A shares, such as the payment of compensation to Morgan Keegan brokers for selling Class A shares. No initial sales charge is imposed on Class A shares issued as a result of the automatic reinvestment of dividends or capital gains distribution.

CLASS C SHARES

      Class C shares are offered on a continuous basis at a price equal to their net asset value plus the applicable "initial sales charge" described in the Prospectus. Class C shares that are redeemed within one year of purchase are subject to a contingent deferred sales charge ("CDSC") charged as a percentage of the dollar amount subject thereto. In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. Proceeds from the CDSC are paid to Morgan Keegan to defray the expenses Morgan Keegan incurs in providing distribution-related services to the Class C shares.

CLASS I SHARES

      Class I shares are offered on a continuous basis at a price equal to their net asset value, without an initial sales charge or CDSC.

                             PERFORMANCE INFORMATION

      The fund's performance information and quoted rankings used in advertising and other promotional materials ("Performance Advertisements") are indicative only of past performance and are not intended to and do not represent future investment results. The fund's share price will fluctuate and shares, when redeemed, may be worth more or less than originally paid.

TOTAL RETURN CALCULATIONS

      Average annual total return quotes ("Standardized Return") used in the fund's Performance Advertisements are calculated according to the following formula:

        P(1 + T)n(SUPERSCRIPT) = ERV
where:  P                      = a hypothetical initial payment of $1,000
        T                      = average annual total return
        n                      = number of years
       ERV                     = ending redeemable value of a hypothetical
                                 $1,000 payment made at the beginning of
                                 that period

      Because each class of the fund has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period, respectively. This calculation assumes that all dividends and other distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared distributions of the fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the fund's sales charge or Class A shares and the CDSC on Class C shares from the distribution rate produces a higher rate.

      In addition to average annual total returns, the fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the fund's sales charge on Class A shares or the CDSC on Class C shares into account. Excluding the fund's sales charge on Class A shares and the CDSC on Class C shares from a total return calculation produces a higher total return figure.

      The fund also may refer in Performance Advertisements to total return performance data that are not calculated according to the formula set forth above ("Non-Standardized Return"). The fund calculates Non-Standardized Return for specified periods of time by assuming an investment of $1,000 in fund shares and assuming the reinvestment of all dividends and other distributions. The rate of return is determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the initial value. Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return; the inclusion of those charges would reduce the return.

OTHER INFORMATION

      From time to time the fund may  compare  its  performance  in  Performance
Advertisements to the performance of other mutual funds or various market indices. The fund may also quote rankings and ratings, and compare the return of the fund with data published by Lipper Analytical Services, Inc., IBC/Donaghue's Money Market fund Report, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar Mutual funds, Value Line and other services or publications that monitor, compare, rank and/or rate the performance of mutual funds. The fund may refer in such materials to mutual fund performance rankings, ratings or comparisons with funds having similar investment objectives, and other mutual funds reported in independent periodicals, including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World, Barron's, Fortune, The New York Times, The Chicago Tribune, The Washington Post and The Kiplinger Letters.

      The fund may also compare their performance with, or may otherwise discuss, the performance of bank certificates of deposit ("CDs") and other bank deposits, and may quote from organizations that track the rates offered on such deposits. In comparing the fund or its performance to CDs, investors should keep in mind that bank CDs are insured up to specified limits by an agency of the U.S. government. Shares of the fund are not insured or guaranteed by the U.S. government, the value of the fund's shares will fluctuate and shares, when redeemed, may be worth more or less than originally paid. Unlike the interest paid on many CDs, which remains as a specified rate for a specified period of time, the return on the fund's shares will vary.

      The fund's Performance Advertisements may reference the history of the fund's Adviser and Sub-Adviser and its affiliates or biographical information of key investment and managerial personnel including the portfolio manager. The fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a college education or for retirement. The fund may discuss the advantages of saving through tax-deferred retirement plans or accounts.

                          TAX-DEFERRED RETIREMENT PLANS

      As noted in the fund's Prospectus, an investment in the fund's shares may be appropriate for various types of tax-deferred retirement plans. In general, income earned through the investment of assets of such a plan is not taxed to the beneficiaries until the income is distributed to them. Investors who are considering establishing such a plan may wish to consult their attorneys or other tax advisers with respect to individual tax questions. Additional information with respect to these plans is available upon request from any Morgan Keegan broker.

INDIVIDUAL RETIREMENT ACCOUNTS - IRAS

      If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70-1/2 or thereafter. Nondeductible contributions may also be made to an "education IRA" or a "Roth IRA," distributions from which are not taxable under certain circumstances.

      An investment in the fund's shares through IRA contributions may be advantageous, regardless of whether the contributions are deductible by you for tax purposes, because all dividends and capital gain distributions on your fund shares are not immediately taxable to you or the IRA; they become taxable only when distributed to you except as noted above. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, when the distribution is rolled over into another qualified plan, or in certain other situations.

SELF-EMPLOYED INDIVIDUAL RETIREMENT PLANS - KEOGH PLANS

      Morgan Keegan will assist self-employed individuals to set up a retirement plan through which the fund's shares may be purchased. Morgan Keegan generally arranges for a bank to serve as trustee for the plan and performs custodian services for the trustee and the plan by holding and handling securities.
However, you have the right to use a bank of your choice to provide these services at your cost. There are penalties for distributions from a Keogh Plan prior to age 59 1/2, except in the case of death or disability.

SIMPLIFIED EMPLOYEE PENSION PLANS - SEPPS AND
SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES - SIMPLES

      Morgan Keegan also will make available in a similar manner to corporate and other employers a SEPP or SIMPLE for investment in fund shares.

                             DIRECTORS AND OFFICERS

      The fund's officers are responsible for the operation of the fund under the direction of the Board of Directors. The officers and directors of the fund and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or directors who are interested persons of the fund as defined by the 1940 Act. The address of each officer and director is Morgan Keegan Tower, 50 Front Street, Memphis, Tennessee 38103, unless otherwise indicated.

Name                            Position with the fund and Principal Occupation
                                During Past Five Years

Allen B. Morgan, Jr.*           President and Director.  Mr. Morgan is Chairman
Age 57                          and Chief Executive Officer and Executive
                                Managing Director of Morgan Keegan & Company,
                                Inc.  He also is a Chairman of Morgan Keegan,
                                Inc., a Director of Morgan Asset Management,
                                Inc., and a Director of Catherine's Stores, Inc.

James D. Witherington, Jr.      Director.  Mr. Witherington is President of SSM
845 Crossover Lane              Corp. (management of venture capital funds).
Suite 140                       He also serves as a Director for several
Memphis, Tennessee 38117        private companies.
Age 50

William F. Hughes, Jr.          Mr. Hughes is a Managing Director of Morgan
Age 56                          Keegan & Company, Inc.  He also is President of
                                Morgan Asset Management, Inc.

William Jefferies Mann          Director.  Mr. Mann is Chairman and President
675 Oakleaf Office Lane         of Mann Investments, Inc. (hotel
Suite 100                       investments/consulting).  He also serves as a
Memphis, Tennessee  38117       Director for Heavy Machines,
Age 67                          Inc.(               )

James Stillman R. McFadden      Director.  Mr. McFadden is Vice President of
845 Crossover Lane              Sterling Equities, Inc. (private equity
Suite 124                       financings).  He is also President and Director
Memphis, Tennessee  38117       of 1703, Inc. (restaurant management) and a
Age 42                          Director of Starr Printing Co .

Joseph C. Weller*               Vice President, Treasurer & Assistant
Age 60                          Secretary.  Mr. Weller is Executive Vice
                                President and Chief Financial Officer and
                                Executive Managing Director of Morgan Keegan &
                                Company, Inc.  He also is a Director of Morgan
                                Asset Management, Inc.

Charles D. Maxwell*             Secretary and Assistant Treasurer. Mr. Maxwell
Age 45                          is a Managing Director and Assistant Treasurer
                                of Morgan Keegan & Company, Inc. and
                                Secretary/Treasurer of Morgan Asset Management,
                                Inc. He was formerly a senior manager with Ernst & Young (accountants) (1976-86).

                            TABLE OF COMPENSATION(1)

                                                        Total Compensation
     Name and Position        Aggregate Compensation  in the Morgan Keegan funds
     With the Company            from the Company      Complex Paid to Directors
     ----------------            ----------------      -------------------------


Allen B. Morgan, Jr.                    $0                        $0
President and Director

James D. Witherington, Jr.            $____                     $_____
Director

William F. Hughes, Jr.                  $0                        $0
Director

William Jeffries Mann                 $_____                    $_____
Director

James Stillman R. McFadden            $_____                    $_____
Director

Officers and directors of the Company who are interested persons of the Company receive no salary or fees from the Company.

(1) The Morgan Keegan funds Complex consists of one other investment company with one series.

                               INVESTMENT ADVISER

      Morgan Asset Management, Inc. ("MAM"), an affiliate of Morgan Keegan, serves as the fund's investment adviser and manager under an Investment Advisory and Administration Agreement ("Advisory Agreement"). The Advisory Agreement became effective as of _______, 2000. The Advisory Agreement provides that, subject to overall supervision by the Board of Directors, the Adviser manages the investment and other affairs of the funds. The Adviser is obligated to furnish the funds with office space as well as with executive and other personnel necessary for the operation of the funds. In addition, the Adviser is obligated to supply the Board of Directors and officers of the funds with certain statistical information and reports, to oversee the maintenance of various books and records and to arrange for the preservation of records in accordance with applicable federal law and regulations. The Adviser and its affiliates also are responsible for the compensation of directors and officers of the fund who are employees of the Adviser and/or its affiliates.

      The fund  bears all  their  other  expenses  that are not  assumed  by the
Adviser. These expenses include, among others: legal and audit expense; organizational expenses; interest; taxes; governmental fees; membership fees for investment company organizations: the cost (including brokerage commissions or charges, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; fees of custodians, transfer agents, registrars or other agents; distribution fees; expenses of preparing share certificates; expenses relating to the redemption of the fund's shares; expenses of registering and qualifying fund's shares for sale under applicable federal and state laws and maintaining such registrations and qualifications; expenses of preparing, setting in print, printing and distributing prospectuses, proxy statements, reports, notices and dividends to the fund's shareholders; costs of stationery; costs of shareholders and other meetings of the fund; compensation and expenses of the independent directors; and insurance covering the fund and its respective officers and directors. The fund is also liable for such nonrecurring expenses as may arise, including litigation to which the fund may be party. The fund also may have an obligation to indemnify its directors and officers with respect to any such litigation.

      The fund pays the Adviser a management fee at an annual rate of 1.00% of the fund's average daily net assets.

      The Board of Directors approves the Advisory Agreement for an initial two year period. Thereafter, it will be renewed annually, provided such continuance is approved by a majority of the Board of Directors or by vote of the holders of a majority of the outstanding voting securities of the fund. Additionally, the Advisory Agreement must be approved annually by vote of a majority of the directors of the fund who are not parties to the Agreement or "interested persons" of such parties as that term is defined in the 1940 Act. The Advisory Agreement may be terminated by the Adviser or the fund, without penalty, on 60 days' written notice to the other, and will terminate automatically in the event of its assignment.

      Under the Advisory Agreement, the fund will have the non-exclusive right to use the name "Morgan Keegan" until the Agreement is terminated, or until the right is withdrawn in writing by the Adviser.

      T. S. J. Advisory Group, Inc. (the "Sub-Adviser") of Alpharetta, GA, serves as the sub-adviser to the fund pursuant to a Sub-Advisory Agreement that became effective as of _____________, 2000. Founded in 2000, the Sub-Adviser is controlled by T. Stephen Johnson, who also controls T. Stephen Johnson & Associates, Inc., a bank consulting firm and investment manager in the Southeast established in 1986. The Sub-Advisory Agreement provides that, subject to the supervision and direction by the Board of Directors, the Sub-Adviser is responsible for a continuous investment program for the fund, including investment research and management for all securities and investments and cash equivalents in the fund. The Sub-Adviser will be responsible for placing purchase and sell orders for investments and for other related transactions for the fund consistent with the fund's investment objective, policies and limitations described in the Prospectus and this SAI. Under the Sub-Advisory Agreement, the Sub-Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund, except for a loss resulting from willful misfeasance, bad faith or negligence, on its part, in the performance of its services and duties, or from reckless disregard by it of its obligations and duties under the Sub-Advisory Agreement.

       The Board of Directors approves the Sub-Advisory Agreement for an initial two-year period. Thereafter, it will be renewed annually, provided such continuance is approved by a majority of the Board of Directors or by a majority of the outstanding voting securities of the Fund. The Sub-Advisory Agreement terminates automatically upon its assignment or upon termination of the Advisory

Agreement and is terminable (1) by the Company without penalty upon 60 days written notice to the Adviser and Sub-Adviser, (2) by MAM on 60 days written notice to the Company and the Sub-Adviser, (3) by the Sub-Adviser at any time after a year from the date of the Sub-Advisory Agreement on 60 days written notice to the Company and the Adviser.

      The Sub-Adviser bears all expenses incurred by it in connection with its services under the Sub-Advisory Agreement other than the cost of securities purchased for the fund. The Sub-Adviser does not have prior experience in managing the assets of investment companies.

      The Sub-Advisory Agreement provides that, as compensation for its services, the Sub-Adviser shall receive from the Adviser a fee of 0.75% of the fund's average daily net assets. The sub-advisory fee is paid by the Adviser and NOT the fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

      Under the Advisory Agreement and the Sub-Advisory Agreement, the Sub-Adviser is responsible for the execution of the fund's portfolio transactions and must seek the most favorable price and execution for such transactions, subject to the possible payment, as described below, of higher commissions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, the fund also will take into account such factors as size of the order, difficulty of execution, efficiency of the executing brokers facilities (including the services described below), the liquidity the broker will provide and any risk assumed by the executing broker.

      The Sub-Adviser may give consideration to research, statistical and other services furnished by broker/dealers to the Sub-Adviser for its use, may place orders with broker/dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to those brokers a higher brokerage commission or spread than may be charged by other brokers. Such research and analysis may be useful to the Sub-Adviser in connection with services to clients other than the funds. The Sub-Adviser's fee is not reduced by reason of its receipt of such brokerage and research services.

      From time to time the fund may use Morgan Keegan as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. The Sub-Adviser will not cause the fund to pay Morgan Keegan any commission for affecting a securities transaction for the fund in excess of the usual and customary amount other broker/dealers would have charged for the transaction. Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time."

      The Sub-Adviser may also select other brokers to execute portfolio transactions. In the over-the-counter market, the fund will generally deal with responsible primary market-makers unless a more favorable execution can otherwise be obtained through brokers.

      The fund may not buy securities from, or sell securities to, Morgan Keegan as principal. The fund's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which Morgan Keegan is a participant.

      Section 11(a) of the Securities Exchange Act of 1934 prohibits Morgan Keegan from executing transactions on an exchange for the fund except pursuant to the provisions of Rule lla2-2(T) thereunder. That rule permits Morgan Keegan, as a member of a national securities exchange, to perform functions other than execution in connection with a securities transaction for the fund on that exchange only if the fund expressly consents by written contract.

      Investment decisions for the fund are made independently from those of other accounts advised by the Sub-Adviser. However, the same security may be held in the portfolios of more than one account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated among the accounts. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large volume transactions may produce better executions and prices.

      Morgan Keegan personnel may invest in securities for their own accounts pursuant to a code of ethics that describes the fiduciary duty owed to shareholders by all Morgan Keegan directors, officers and employees, establishes procedures for personal investing and restricts certain transactions. For example, personal trading in most securities requires pre-clearance. In addition, the code of ethics places restrictions on the timing of personal investing in relation to trades by the fund.

                                   DISTRIBUTOR

      Morgan Keegan acts as distributor of the fund's shares pursuant to an Underwriting Agreement between the fund and Morgan Keegan dated as of ____________ ("Underwriting Agreement"). The shares of the fund are offered continuously. The Underwriting Agreement obligates Morgan Keegan to provide certain services and to bear certain expenses in connection with the offering of the fund's shares, including, but not limited to: printing and distribution of prospectuses and reports to prospective shareholders; preparation and distribution of sales literature, and advertising; administrative and overhead cost of distribution such as the allocable costs of executive office time expended on developing, managing and operating the distribution program; operating expenses of branch offices, sales training expenses, and telephone and other communication expenses. Morgan Keegan compensates investment brokers of Morgan Keegan and other persons who engage in or support distribution of shares and shareholder service based on the sales for which they are responsible and the average daily net asset value of the fund's shares in accounts of their clients. Morgan Keegan also pays special additional compensation and promotional incentives from time to time, to investment brokers for sales of fund shares.

      The fund has adopted a Distribution Plan with respect to the Class A shares and Class C shares (each a "Plan," collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, distribution and service fees will be paid at an aggregate annual rate of up to 0.50% for Class A shares, and 1.00% for Class C shares of the fund's average daily net assets attributable to shares of that class. Class I shares are not subject to a distribution and service fee.

      Service fees and distribution fees paid by the fund to Morgan Keegan under the Plan may exceed or be less than Morgan Keegan's expenses thereunder. No interested person of the fund or non-interested director had a direct or indirect interest in the Plan or related agreements. The fund benefits from the Plan by virtue of an ongoing broker's involvement with individual customers as well as the benefit from continued promotion.

      The Plan was approved, as required by Rule 12b-1 under the 1940 Act, by the Board of Directors on __________, 2000, including a majority of the directors who are not "interested persons" of the fund, as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement (the "Qualified Directors").

      In approving the Plan, in accordance with the requirements of Rule 12b-1, the Board of Directors determined that the service and distribution fees were reasonable in view of the compensation Morgan Keegan investment brokers can receive relative to the compensation offered by competing funds. The Board of Directors also determined that the fees are reasonable in light of the service and distribution fees paid by other similar funds. Finally, the Board of Directors determined that there was a reasonable likelihood that the Plan would benefit the fund and its shareholders. This determination was based, in part, on the belief that the Plan enables the fund to have Morgan Keegan investment brokers available to promote and sell the fund, thereby assisting the fund to attract assets. Growth of assets is expected to benefit the fund and the Adviser. The fund is expected to benefit from the potential for economies of scale in their operations that can arise from growth in assets, as well as from the increased potential for flexibility in portfolio management resulting from a net inflow of assets, as opposed to net redemptions. Shareholders of the fund are expected to benefit from continuing services provided by investment brokers and other staff members of Morgan Keegan as Distributor. The Adviser and Morgan Keegan are expected to benefit from the fact that their advisory, service and distribution fees, which are based on a percentage of assets, increase as fund assets grow and that their brokerage commissions and transfer fees will also increase as assets grow. The Board of Directors acknowledged, however, that there is no assurance that benefits to the fund will be realized as a result of the Plans.

      The Plan may be terminated by vote of a majority of the Qualified Directors or by vote of a majority of the fund's outstanding voting securities of the applicable class. Termination of the Plan terminates any obligation of the fund to pay service and distribution fees to Morgan Keegan, other than service and distribution fees that may have accrued but that have not been paid as of the date of termination. Any change in the Plan that would materially increase the service and distribution costs to the fund requires shareholder approval; otherwise the Plans may be amended by the Directors, including a majority of the Qualified Directors, as described above.

      The Plan, as currently in effect, will continue for successive one-year periods, provided that each such continuance specifically is approved by (1) the vote of a majority of the Qualified Directors and (2) the vote of a majority of the entire Board of Directors of the fund.

      Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the fund pursuant to the Plan or any related agreement shall provide to the Board of Directors, and the Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which expenditures were made. Rule 12b-1 also provides that the fund may rely on that rule only if the selection and nomination of the fund's independent directors are committed to the discretion of such independent directors.

      The Underwriting Agreement was approved by vote of the Board of Directors and the Qualified Directors on _________, 2000. The Underwriting Agreement is subject to the same provisions for annual renewal as the Plan. In addition, the Underwriting Agreement will terminate upon assignment or upon 60 days' notice from Morgan Keegan. The fund may terminate the Underwriting Agreement, without penalty, upon 60 days' notice, by a majority vote of either its Board of Directors, the Qualified Directors, or the outstanding voting securities of the fund.

                                OTHER INFORMATION

      The Company is incorporated as a Maryland corporation. The Articles of Incorporation permit the Board of Directors the right to issue two billion shares (2,000,000,000), par value of one tenth of one cent ($.001). Under the Articles of Incorporation, the Directors have the authority to divide or combine the shares into a greater or lesser number, to classify or reclassify any unissued shares of the Company into one or more separate series or class of shares, without further action by the shareholders. As of the date of this SAI, the Directors have authorized five series of shares (Morgan Keegan Financial Fund, Morgan Keegan Intermediate Bond Fund, Morgan Keegan High Income Fund, Core Equity Fund and Utility Fund) and the issuance of three classes of shares of each fund, designated as Class A, Class C and Class I. Shares are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable.

      The Articles of Incorporation provide that all dividends and distributions on shares of each series or class will be distributed pro rata to the holders of that series or class in proportion to the number of shares of that series or class held by such holders. In calculating the amount of any dividends or distributions, (1) each class will be charged with the transfer agency fee attributable to that class, (2) each class will be charged separately with such other expenses as may be permitted by the SEC and the Board of Directors and (3) all other fees and expenses shall be charged to the classes, in the proportion that the net assets of that class bears to the net assets of the applicable series.

      Each class will vote separately on matters pertaining only to that class, as the Board of Directors may determine. On all other matters, all classes shall vote together and every share, regardless of class, shall have an equal vote with every other share. Except as otherwise provided in the Articles of Incorporation, the By-laws of the Company or as required by the provisions of the 1940 Act, all matters will be decided by a vote of a majority of the outstanding voting securities validly cast at a meeting at which a quorum is present. One-third of the aggregate number of shares of that series or class outstanding and entitled to vote shall constitute a quorum for the transaction of business by that series or class.

      Unless   otherwise   required   by  the  1940  Act  or  the   Articles  of
Incorporation, the fund has no intention of holding annual meetings of shareholders. The fund's shareholders may remove a Director by the majority of all votes of the Company's outstanding shares and the Board of Directors shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 25% of the outstanding shares of each fund of the Company. At least two-thirds of the directors holding office must have been elected by the shareholders.

      The fund, its investment adviser and distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. Subject to certain limitations, the Codes of Ethics permit persons subject to the Code to invest in securities, including securities that may be purchased or held by the fund.

                           CUSTODIAN, TRANSFER AGENT,
                            DIVIDEND DISBURSING AGENT
                     AND PORTFOLIO ACCOUNTING SERVICE AGENT

      Morgan Keegan & Company, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103, serves as the transfer and dividend disbursing agent of the fund. For these services, Morgan Keegan receives from the fund a fee of $_____ per month, or $______ per year.

      Morgan Keegan also provides accounting services to the fund. For these services, which include portfolio accounting, expense accrual and payment, fund valuation and financial reporting, tax accounting, and compliance control services, Morgan Keegan receives from the fund a fee of $______ per month, or $______ per year.

      The fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

      State Street Bank and Trust Company, National Association, 108 Myrtle Street, Quincy, Massachusetts, 02171, serves as the fund's custodian.

                                  LEGAL COUNSEL

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the fund and has passed upon certain matters in connection with this offering.


                          CERTIFIED PUBLIC ACCOUNTANTS

      KPMG LLP are the fund's independent certified public accountants. KPMG LLP performs an audit of the fund's financial statements and reviews the fund's federal and state income tax returns.

                              FINANCIAL STATEMENTS

      Audited financial statements for the fund, and notes thereto, dated as of _________, 2000, and the report of KPMG LLP, are attached to this SAI.

                            PART C: OTHER INFORMATION

23.   Exhibits:

      (a)         (1)   Articles of Incorporation (1)
                  (2)   Amendment to Articles of Incorporation dated January
                        12, 1999 (2)

                  (3)   Amendment to Articles of Incorporation (to be filed)

      (b)         By-laws (2)
      (c)         Instruments Defining Rights of Security Holders
                  (1)   Articles of Incorporation (1)
                  (2)   Bylaws (2)

      (d)         (1)   Advisory Agreement between Registrant and Morgan
                        Asset Management, Inc. with respect to Morgan Keegan
                        Intermediate Bond Fund and Morgan Keegan High Income
                        Fund (2)
                  (2)   Investment Advisory Agreement between Growth Stock
                        Portfolio and Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc. with respect to Core Equity Fund (4)
                        (a)   Investment Sub-Advisory Agreement with Sector
                              Capital Management L.L.C. (5)
                        (b)   Investment Sub-Subadvisory Agreement with
                              Miller/Howard Investments, Inc. (5)
                        (c)   Investment Sub-Subadvisory Agreement with
                              Hallmark Capital Management, Inc. (5)
                        (d)   Investment Sub-Subadvisory Agreement with
                              Barrow, Hanley, Mewhinney & Strauss, Inc. (5)
                        (e)   Investment Sub-Subadvisory Agreement with The
                              Mitchell Group, Inc. (5)
                        (f)   Investment Sub-Subadvisory Agreement with
                              Ashland Management Incorporated (5)
                        (g)   Investment Sub-Subadvisory Agreement with Delta
                              Capital Management, Inc. (5)
                        (h)   Investment Sub-Subadvisory Agreement with
                              Dresdner RCM Global Investors LLC (5)
                        (i)   Investment Sub-Subadvisory Agreement with
                              Alliance Capital Management L.P. (5)
                  (3)   Investment Advisory Agreement between The Utilities
                        Stock Portfolio and Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc. with respect to Utilities Fund (4)
                        (a)   Investment Sub-Advisory Agreement with
                              Miller/Howard Investment, Inc. (to be filed)
                  (4)   Investment Advisory and Administration Agreement
                        between Registrant and Morgan Asset Management, Inc.
                        with respect to Morgan Keegan Select Financial Fund
                        (to be filed)
                        (a)   Sub-Advisory Agreement with respect to Morgan
                              Keegan Select Financial Fund (to be filed)

      (e)         Underwriting Agreement (2)
      (f)         Bonus or Profit Sharing Contracts - none

      (g)         (1)   Custodian Agreement between Registrant and State
                        Street Bank & Trust Company with respect to Morgan
                        Keegan Intermediate Bond Fund, Morgan Keegan High
                        Income Fund and Morgan Keegan Select Financial Fund (3)
                  (2)   Custody Agreement between Growth Stock Portfolio and
                        Star Bank, N.A. with respect to the Core Equity Fund (4)
                  (3)   Custody Agreement between Utilities Stock Portfolio
                        and Star Bank, N.A. with respect to the Utilities
                        Fund (4)

      (h)         Other Material Contracts
                  (1) Fund Accounting Services Agreement with respect to Morgan Keegan Intermediate Bond Fund and Morgan Keegan High Income Fund (2)
                        (a) Amendment to Fund Accounting Services Agreement with respect to Morgan Keegan Select Financial Fund (to be filed)
                  (2) Transfer Agency and Service Agreement with respect to Morgan Keegan Intermediate Bond Fund and Morgan Keegan High Income Fund (2)
                        (a) Amendment to Transfer Agency and Service Agreement with respect to Morgan Keegan Select Financial Fund (to be filed)
                  (3) Fund Accounting Services Agreement with respect to the Core Equity Fund and the Utility Fund (to be filed)
                  (4) Transfer Agency and Service Agreement with respect to the Core Equity Fund and the Utility Fund (to be filed)
                  (5)   Administration Agreement with respect to the Core
                        Equity Fund and the Utility Fund (to be filed)

      (i)         Legal Opinions (to be filed)
      (j)         Other Opinions
                  Accountants' Consents (to be filed)
      (k)         Omitted Financial Statements - none
      (l)         Initial Capital Agreement (2)

      (m)         (1)   Distribution Plan pursuant to Rule 12b-1 (2)
                        (a)   Amendment to Distribution Plan with respect to
                              Morgan Keegan Select Financial Fund (to be filed)

                  (2) 12b-1 Plans for Class A Shares and 12b-1 and Service Plans for Class C Shares of the Core Equity Fund and Utility Fund (to be filed)

      (n)         (1)   Multiple Class Plan Pursuant to Rule 18f-3 (2)
                        (a)   Amendment to Multiple Class Plan with respect
                              to Morgan Keegan Select Financial Fund (to be filed)

                  (2) Multiple Class Plans Pursuant to Rule 18f-3 for the Core Equity Fund and Utility Fund (to be filed)

     (p)         Codes of Ethics
                  (1) Codes of Ethics for Growth Stock Portfolio and Utilities Stock Portfolio (4)
                        (a)   Codes of Ethics for Sub-Advisor and
                              Sub-subadvisers for Growth Stock Portfolio (to be filed)
                        (b) Code of Ethics for Sub-Advisor for Utilities Stock Portfolio (to be filed)
                  (2)   Code of Ethics for Meeder Financial, Inc. (4)
                  (3) Code of Ethics for Morgan Keegan Select Fund, Inc. (to be filed)
                  (4) Code of Ethics for Morgan Keegan & Company, Inc. (to be filed)
                  (5) Code of Ethics for Morgan Asset Management, Inc. (to be filed)


(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on October 27, 1998.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on January 21, 1999.
(3) Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on October 28, 1999.

(4) Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A, SEC File No. 333-66181, filed on June 6, 2000.
(5) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A for Growth Stock Portfolio, SEC File No. 811-6647, filed on April 28, 2000.

Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None.

Item 25.    INDEMNIFICATION

      Section Eleventh of the Articles of Incorporation of the Corporation states:

      Section 11.1. To the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) as currently in effect or as it may hereafter be amended, no director or officer of the Corporation shall be liable to the Corporation or its stockholders for money damages.

      Section 11.2. To the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) currently in effect or as it may hereafter be amended, the Corporation shall indemnify and advance expenses to its present and past directors, officers, or employees, and persons who are serving or have served at the request of the Corporation as a director, officer, employee, partner, trustee or agent, of or in similar capacities, for other entities. The Board of Directors may determine that the Corporation shall provide information or advance expenses to an agent.

      Section 11.3. Repeal or Modifications. No repeal or modification of this Article ELEVENTH by the stockholders of the Corporation, or adoption or modification of any other provision of the Articles of Incorporation or By-Laws inconsistent with this Article ELEVENTH, shall repeal or narrow any limitation on (1) the liability of any director, officer or employee of the Corporation or (2) right of indemnification available to any person covered by these provisions with respect to any act or omission which occurred prior to such repeal, modification or adoption.

      Section 10.01 of the Bylaws of the Corporation states:

      The Corporation shall indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (the "Proceeding"), by reason of the fact that he or she is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee, partner, trustee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against all reasonable expenses (including attorneys' fees) actually incurred, and judgments, fines, penalties and amounts paid in settlement in connection with such Proceeding to the maximum extent permitted by law, now existing or hereafter adopted.

      Paragraph 7 of the Advisory Agreement between the Corporation and Morgan Asset Management, Inc. states:

      A. Except as provided below, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Adviser, the Adviser shall not be subject to liability to the Fund or to any shareholder of the Fund or its Portfolios for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Fund.

      B. No provision of this Agreement shall be construed to protect any Director or officer of the Fund, or the Adviser, from liability in violation of Sections 17(h), 17(i), 36(a) or 36(b) of the 1940 Act.

      Paragraphs 7 and 8 of the Underwriting Agreement between the Corporation and Morgan Keegan & Company, Inc. state:

      7. The Fund agrees to indemnify, defend and hold the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, provided, however, that the Fund shall not indemnify or defend such persons or hold them harmless with respect to any claims, demands, or liabilities based on information provided to the Fund by the Distributor; and provided further that this indemnification provision shall not inure to the benefit of any person who is an officer or director of the Fund or who controls the Fund within the meaning of Section 15 of the 1933 Act, as amended, unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the 1933 Act, as amended, and further provided that in no event shall anything contained in this Agreement be construed so as to protect the Distributor against any liability to the Fund or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

      8. The Distributor agrees to indemnify, defend and hold the Fund, its several officers and directors, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or directors, or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Fund for use in the Registration Statement or arising out of or based upon any alleged omission by the Distributor to state a material fact in connection with such information required to be stated in the Registration Statement or necessary to make such information not misleading.

      Paragraph 3 of the Fund Accounting Service Agreement between Morgan Keegan & Company, Inc. and Morgan Keegan Select Fund, Inc. states:

            RESPONSIBILITY OF MORGAN KEEGAN & COMPANY, INC. Morgan Keegan shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, but shall be indemnified by and shall be without liability to the Fund for any action taken or omitted by it in good faith without negligence or willful misconduct. Morgan Keegan shall be entitled to rely on and may act upon the reasonable advice of the Fund's auditors or of counsel (who may be counsel of the Fund) on all matters, and shall not be liable for any action reasonably taken or omitted pursuant to such advice.

      In addition, Morgan Keegan shall not be liable for any loss of data or any delay in its performance under this Agreement to the extent such loss or delay is due to causes beyond its control, including but not limited to: acts of God, interruption in, loss of or malfunction in power, significant computer hardware or systems software or telephone communication service; acts of civil or military authority; sabotage; war or civil commotion; fire; explosion; or strike beyond delivery of minimum critical services. Morgan Keegan shall use its best efforts to minimize any such loss or delay by all practical means and to replace any lost data promptly. Morgan Keegan agrees not to discriminate against the Fund in favor of any other customer of Morgan Keegan in making computer time and its personnel available to input and process the transactions hereunder when a loss or delay occurs.

      Paragraph 10 of the Transfer Agency and Service Agreement between the Corporation and Morgan Keegan & Company, Inc. states:

            RESPONSIBILITY OF MORGAN KEEGAN; LIMITATION OF LIABILITY. Morgan Keegan shall be held to the exercise of reasonable care in carrying out the provisions of this Agreement, but the Fund shall indemnify and hold Morgan Keegan harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit brought by any person (including a shareholder naming the Fund as a party) other than the Fund arising out of, or in connection with, Morgan Keegan's performance of its obligations hereunder, provided, that Morgan Keegan does not act with bad faith, willful misfeasance, reckless disregard of its obligations and duties, or gross negligence.

      The Fund shall also indemnify and hold Morgan Keegan harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from any claim, demand, action or suit (except to the extent contributed to by Morgan Keegan's bad faith, willful misfeasance, reckless disregard of its obligations and duties, or gross negligence) resulting from the negligence of the Fund, or Morgan Keegan's acting upon any instructions reasonably believed by it to have been executed or communicated by any person duly authorized by the Fund, or as a result of Morgan Keegan's acting in reliance upon advice reasonably believed by Morgan Keegan to have been given by counsel for the Fund, or as a result of Morgan Keegan's acting in reliance upon any instrument reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

      In no event shall Morgan Keegan be liable for indirect, special, or consequential damages (even if Morgan Keegan has been advised of the possibility of such damages) arising from the obligations assumed hereunder and the services provided for by this Agreement, including but not limited to lost profits, loss of use of the shareholder accounting system, cost of capital, cost of substitute facilities, programs or services, downtime costs, or claims of the Fund's shareholders for such damage.

      Article VI, Paragraph 4, of the Investment Advisory Agreement between Growth Stock Portfolio and R. Meeder & Associates, Inc. states:

      (4) The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the portfolio in connection with the matters to which this Agreement relates (including, but not limited to, loss sustained by reason of the adoption or implementation of any investment policy or the purchase, sale or retention of any security), except for loss resulting from willful misfeasance, bad faith or gross negligence of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under this Agreement.

            Article VI, Paragraph 4, of the Investment Advisory Agreement between The Utilities Stock Portfolio and R. Meeder & Associates, Inc. states:

      (4) The Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the portfolio in connection with the matters to which this Agreement relates (including, but not limited to, loss sustained by reason of the adoption or implementation of any investment policy or the purchase, sale or retention of any security), except for loss resulting from willful misfeasance, bad faith or gross negligence of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under this Agreement.

Item 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

      Morgan Asset Management, Inc., a Tennessee corporation, the investment adviser to the Morgan Keegan Intermediate Bond Fund, the Morgan Keegan High Income Fund and the Morgan Keegan Select Financial Fund, is a registered investment adviser and offers investment management services to investment companies and other types of investors. Information on its officers and directors is included in its Form ADV filed on October 22, 1999 with the Securities and Exchange Commission (registration number 801-27629) and is incorporated herein by reference. T.S.J. Advisory Group, Inc., the Sub-Adviser to the Morgan Keegan Select Financial Fund is controlled by T. Stephen Johnson who also controls T. Stephen Johnson & Associates, Inc. a bank consulting firm and investment manager.

      Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc., the investment adviser to the Core Equity Fund and the Utility Fund, is an investment adviser to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other institutions.

Item 27.    PRINCIPAL UNDERWRITER

(a)   Bedford Money Market Fund
      Morgan Keegan Southern Capital Fund, Inc.

(b)   Morgan Keegan & Company, Inc.

Name and                Positions and                 Positions and
Principal Business      Offices With                  Offices With
Address                 Underwriter                   Registrant
-------                 -----------                   ----------

(Principal Business Address,
unless otherwise noted, is:
Morgan Keegan Tower
Fifty Front Street
Memphis, Tennessee 38103)


Allen B. Morgan, Jr.    Chairman and                  Director,
                        Chief Executive               President
                        Officer, Executive
                        Managing Director

Joseph C. Weller        Chief Financial               Vice President,
                        Officer, Executive            Treasurer and
                        Managing Director,            Assistant Secretary
                        Executive Vice President,
                        Secretary and Treasurer

John W. Stokes, Jr.     Vice Chairman,                None
                        Executive Managing
                        Director

Robert A. Baird         Executive                     None
                        Managing Director

G. Douglas Edwards      Executive Managing            None
                        Director

James H. Ganier         Executive Managing            None
                        Director

Stephen P. Laffey       Executive Managing            None
                        Director

Thomas V. Orr, Jr.      Executive Managing            None
                        Director

James A. Parish, Jr.    Executive Managing            None
                        Director

Minor Perkins           Executive Managing            None
                        Director

Allen B. Adler          Managing Director             None

Franklin P. Allen, III  Managing Director             None

George E. Arras, Jr.    Managing Director             None

James M. Augustine, Jr. Managing Director             None

Joseph K. Ayers         Managing Director             None

Rodney D. Baber, Jr.    Managing Director             None

George E. Bagwell       Managing Director             None

Woodley H. Bagwell      Managing Director             None

Charles E. Bailey       Managing Director             None

Milton A. Barber        Managing Director             None

Joseph C. Barkley       Managing Director             None

Reginald E. Barnes      Managing Director             None

Glen E. Bascom          Managing Director             None

W. Preston Battle       Managing Director             None

Robert C. Berry         Managing Director             None

Cristan K. Blackman     Managing Director             None

John D. Brewer          Managing Director             None

Susan Leonard Brown     Managing Director             None

Paul S. Burd            Managing Director             None

John B. Carr, Jr.       Managing Director             None

John C. Carson, Jr.     Managing Director             None

Ted H. Cashion          Managing Director             None

Marshall A. Clark       Managing Director             None

William F. Clay         Managing Director             None

Robert E. Cope          Managing Director             None

Mark W. Crowl           Managing Director             None

Harold L. Deaton        Managing Director             None

William W. Deupree, Jr. Managing Director             None

James J. Dieck          Managing Director             None

Robert H. Dudley, Jr.   Managing Director             None

Richard H. Eckels       Managing Director             None

Richard K. Fellows      Managing Director             None

Richard S. Ferguson     Managing Director             None

Robert M. Fockler       Managing Director             None

James M. Fowler, Jr.    Managing Director             None

Wilmer J. Freiberg      Managing Director             None

Graham D.S. Fulton      Managing Director             None

John H. Geary           Managing Director             None

Robert D. Gooch, Jr.    Managing Director             None

James F. Gould          Managing Director             None

Terry C. Graves         Managing Director             None

John H. Grayson, Jr.    Managing Director             None

Gary W. Guinn           Managing Director             None

David M. Guthrie        Managing Director             None

Jan L. Gwin             Managing Director             None

Thomas M. Hahn          Managing Director             None

Thomas V. Harkins       Managing Director             None

Michael J. Harris       Managing Director             None

Haywood Henderson       Managing Director             None

Roderick E. Hennek      Managing Director             None

William P. Hinckley     Managing Director             None

Edwin L. Hoopes, III    Managing Director             None

William F. Hughes, Jr.  Managing Director             Director

Joe R. Jennings         Managing Director             None

Robert Jetmundsen       Managing Director             None

Ram P. Kasargod         Managing Director             None

Carol Sue Keathley      Managing Director             None

Don T. Keel III         Managing Director             None

Peter R. Klyce          Managing Director             None

Peter Stephen Knoop     Managing Director             None

W. Lawrence M.          Managing Director             None
Knox, Jr.

E. Carl Krausnick, Jr.  Managing Director             None

James R. Ladyman        Managing Director             None

A. Welling LaGrone, Jr. Managing Director             None

Benton G. Landers       Managing Director             None

William M.
Lellyett, Jr.           Managing Director             None

W. G. Logan, Jr.        Managing Director             None

W. Gage Logan III       Managing Director             None

Wiley H. Malden         Managing Director             None

John Henry Martin       Managing Director             None

William D. Mathis, III  Managing Director             None

John Fox Matthews       Managing Director             None

Francis J. Maus         Managing Director             None

Charles D. Maxwell      Managing Director             Secretary and
                                                      Assistant Treasurer

John Welsh Mayer        Managing Director             None

W. Ward Mayer           Managing Director             None

W. Neal McAtee          Managing Director             None

Harris L. McCraw III    Managing Director             None

Thomas J. McQuiston     Managing Director             None

Edward S. Michelson     Managing Director             None

G. Rolfe Miller         Managing Director             None

Gary C. Mills           Managing Director             None

David Montague          Managing Director             None

Robert M. Montague      Managing Director             None

K. Brooks Monypeny      Managing Director             None

John G. Moss            Managing Director             None

Lewis A. Moyse          Managing Director             None

William G. Mueller      Managing Director             None

Mortimer S. Neblett     Managing Director             None

Philip G. Nichols       Managing Director             None

Michael O'Keefe         Managing Director             None

Jack A. Paratore        Managing Director             None

William T. Patterson    Managing Director             None

J. Christopher Perkins  Managing Director             None

Logan B. Phillips, Jr.  Managing Director             None

L. Jack Powell          Managing Director             None

S. Mark Powell          Managing Director             None

Richard L. Preis        Managing Director             None

C. David Ramsey         Managing Director             None

Hedi H. Reynolds        Managing Director             None

Donna L. Richardson     Managing Director             None

R. Michael Ricketts     Managing Director             None

Kathy L. Ridley         Managing Director             None

Thomas H. Roberts III.  Managing Director             None

Terry A. Robertson      Managing Director             None

Darien M. Roche         Managing Director             None

Harry T. Rosenblum      Managing Director             None

Kenneth L. Rowland      Managing Director             None

Michael L. Sain         Managing Director             None

W. Wendell Sanders      Managing Director             None

E. Elkan Scheidt        Managing Director             None

Ronald J. Schuberth     Managing Director             None

H. Wade Schuessler      Managing Director             None

Lynn T. Shaw            Managing Director             None

Fred B. Smith           Managing Director               None

Richard J. Smith        Managing Director               None

Robert L. Snider        Managing Director               None

John B. Snowden, IV     Managing Director               None

Thomas A. Snyder        Managing Director               None

Richard A. Spell        Managing Director               None

John W. Stokes, III     Managing Director               None

John Burke Strange      Managing Director               None

James M. Tait, III      Managing Director               None

J. Crosby Taylor, Jr.   Managing Director               None

Phillip C. Taylor       Managing Director               None

Van C. Thompson         Managing Director               None

John D. Threadgill      Managing Director               None

P. Gibbs Vestal         Managing Director               None

Edmund J. Wall          Managing Director               None

W. Charles Warner       Managing Director               None

Richard E. Watson       Managing Director               None

John E. Wilfong         Managing Director               None

John S. Wilson          Managing Director               None

J. William Wyker III    Managing Director               None

Paul B. Young, Jr.      Managing Director               None

John J. Zollinger, III  Managing Director               None

William D. Zollinger    Managing Director               None


(c)   None

Item 28.    LOCATION OF ACCOUNTS AND RECORDS

      MORGAN KEEGAN INTERMEDIATE BOND FUND, MORGAN KEEGAN HIGH INCOME FUND AND MORGAN KEEGAN SELECT FINANCIAL FUND:

      The books and other documents required by paragraphs (b)(4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's adviser, Morgan Asset Management, Inc., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103. All other accounts, books and other documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and portfolio accounting service provider, Morgan Keegan & Co., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103.

      CORE EQUITY FUND AND UTILITY FUND:

      The books and other documents required by paragraphs (b) (4), (c) and (d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Meeder Asset Management, Inc., formerly known as R. Meeder & Associates, Inc., at 6000 Memorial Drive, Dublin, OH 43017. All other accounts, books and other documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent, Morgan Keegan & Co., Morgan Keegan Tower, Fifty Front Street, Memphis, Tennessee 38103. Certain custodial records are in the custody of Firstar Bank, N.A., the Funds' custodian at 425 Walnut Street, Cincinnati, Ohio 45202. All other records are kept in the custody of Mutual Funds Service Co., 6000 Memorial Drive, Dublin, OH 43017.

Item 29.    MANAGEMENT SERVICES

      Not applicable

Item 30.    UNDERTAKINGS - none

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Morgan Keegan Select Fund, Inc., has duly caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Memphis and State of Tennessee, on the 20th day of June, 2000.

                              MORGAN KEEGAN SELECT FUND, INC.


                              By:  /s/ Allen B. Morgan, Jr.
                                   -------------------------------------
                                   Allen B. Morgan, Jr., President


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           Title                       Date
---------                           -----                       ----

/s/ Allen B. Morgan, Jr.            Director and President      June 20, 2000
------------------------            (Chief Executive
Allen B. Morgan, Jr.                Officer)


/s/ Joseph C. Weller                Vice President and          June 20, 2000
--------------------                Treasurer (Chief
Joseph C. Weller                    Financial Officer)


/s/ James D. Witherington, Jr.      Director                    June 20, 2000
------------------------------
James D. Witherington, Jr.


/s/ William F. Hughes, Jr.          Director                    June 20, 2000
--------------------------
William F. Hughes, Jr.


_____________________               Director
William Jefferies Mann


/s/ James Stillman R. McFadden      Director                    June 20, 2000
------------------------------
James Stillman R. McFadden